Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2019
Related party transactions [abstract]
Schedule of company's senior management

Name	Date of birth	Position	In the position since
Alejandro G. Elsztain	31/03/1966	Chief Executive Officer	2002
Daniel R. Elsztain	22/12/1972	Chief Operating Officer	2011
Matias Gaivironsky	23/02/1976	Chief Financial and Administrative Officer	2016
Juan José Martinucci	31/01/1972	Chief Commercial Officer	2013
Arnaldo Jawerbaum	13/08/1966	Chief Investment Officer	2017

Schedule of balances with related parties

Item	06.30.19	06.30.18
Trade and other receivables	4,242,715	1,223,115
Investments in financial assets	2,750,850	386,667
Trade and other payables	(302,405)	(246,725)
Borrowings	-	(6,463)
Total	6,691,160	1,356,594

Related parties	06.30.19	06.30.18	Description of transaction
IRSA Inversiones y Representaciones Sociedad Anónima (IRSA)	3,784,889	1,047,638	Advances
	1,615,544	63,572	Non-convertible notes
	84,926	666	Other credits
	56,556	64,888	Corporate services
	12,448	19,366	Equity incentive plan
	4,764	14,037	Reimbursement of expenses
	648	-	Leases and/or rights to use space
	(411)	(683)	Reimbursement of expenses to pay
	(14,609)	(22,728)	Equity incentive plan to pay
	(131)	-	Lease collections to pay
Total direct parent company	5,544,624	1,186,756
Cresud S.A.CI.F. y A.	1,135,306	323,095	Non-convertible notes
	(20)	(23,919)	Reimbursement of expenses to pay
	(2,546)	(3,961)	Equity incentive plan to pay
	(26,856)	-	Reimbursement of expenses to pay
	(86,435)	(86,317)	Corporate services to pay
Total direct parent company of IRSA	1,019,449	208,898
La Rural S.A.	255,243	11,147	Dividends
	26,947	44,668	Leases and/or rights to use space
	(2,770)	(1,315)	Reimbursement of expenses to pay
Other associates and joint venture	5,101	-	Leases and/or rights to use space
	-	6,704	Loans granted
	-	(6,463)	Borrowings obtained
	-	(366)	Reimbursement of expenses to pay
	-	(445)	Advertising space to pay
	427	488	Reimbursement of expenses
	2	792	Management fee
	(387)	(806)	Leases and/or rights to use space to pay
Total associates and joint ventures of IRSA Propiedades Comerciales	284,563	54,404
Directors	(12)	(19)	Reimbursement of expenses to pay
	(132,840)	(104,430)	Fees
Total Directors	(132,852)	(104,449)
OFC S.R.L.	(20,400)	-	Others payables
	583	-	Others receivables
Exportaciones Agroindustriales Argentinas S.A.	(11,568)	-	Others payables
Others	6,232	5,107	Reimbursement of expenses
	3,735	7,289	Leases and/or rights to use space
	214	325	Advertising space
	-	(8)	Dividends to pay
	(1,712)	(14)	Leases and/or rights to use space to pay
	-	(42)	Commissions to pay
	(24)	(6)	Reimbursement of expenses to pay
	(1,684)	(1,666)	Legal services
Total others	(24,624)	10,985
Total	6,691,160	1,356,594

Schedule of results with related parties

Related parties	06.30.19	06.30.18	06.30.17	Description of transaction
IRSA	59,661	63,147	52,474	Corporate services
	10,189	29,537	1,715	Financial operations
	7,241	1,680	5,487	Leases and/or rights to use space
	261	294	281	Commissions
Total direct parent company	77,352	94,658	59,957
Cresud S.A.CI.F. y A.	26,405	257,226	133,653	Financial operations
	5,328	3,694	1,932	Leases and/or rights to use space
	(283,310)	(294,015)	(283,027)	Corporate services
Total direct parent company of IRSA	(251,577)	(33,095)	(147,442)
Tarshop S.A.	40,701	28,150	30,401	Leases and/or rights to use space
	739	594	15	Commissions
La Rural S.A.	26,353	22,597	16,476	Leases and/or rights to use space
	-	20,345	-	Dividends accrued
	-	3,120	18,450	Financial operations
Others associates and joint ventures	239	7,431	8,289	Fees
	(598)	1,301	(1,069)	Financial operations
	-	(926)	(4,080)	Leases and/or rights to use space
	-	22	-	Corporate services
Total associates and joint ventures	67,434	82,634	68,482
Directors	(273,235)	(296,462)	(289,266)	Fees
Senior Management	(17,241)	(17,535)	(14,597)	Fees
Total Directors	(290,476)	(313,997)	(303,863)
Banco de Crédito y Securitización	38,436	30,349	20,764	Leases and/or rights to use space
BHN Vida S.A	7,742	5,861	3,613	Leases and/or rights to use space
BHN Seguros Generales S.A.	7,838	5,960	3,713	Leases and/or rights to use space
Banco Hipotecario S.A.	-	1,816	7,330	Leases and/or rights to use space
	-	46	46	Commissions
	-	39	-	Dividends accrued
REIG V	-	-	133,532	Financial operations
Estudio Zang, Bergel & Viñes	(14,287)	(17,922)	(19,499)	Fees
Others	3,512	2,077	1,367	Leases and/or rights to use space
	31	-	-	Tax credits
	-	-	(1,392)	Commissions
	-	(3,234)	-	Donations
Total others	43,272	24,992	149,474
Total	(353,995)	(144,808)	(173,392)

Schedule of transactions with related parties

Related parties	06.30.19	06.30.18	Description of transaction
IRSA	607,833	1,107,479	Dividends granted
Tyrus	116	1,230	Dividends granted
E-Commerce Latina S. A.	719	1,309	Dividends granted
Total dividends granted	608,668	1,110,018
Nuevo Puerto Santa Fe S.A.	10,463	15,679	Dividends received
La Rural S.A.	301,182	54,962	Dividends received
Total dividends received	311,645	70,641
Quality Invest S.A.	50,833	64,726	Irrevocable contributions granted
Avenida Inc S.A.	-	9,661	Irrevocable contributions granted
Total irrevocable contributions	50,833	74,387
Quality Invest S.A.	-	2,565	Equity contributions granted
Total equity contributions	-	2,565
Tarshop S.A.	(123,939)	-	Sale of share
Total sale of shares	(123,939)	-